Mortgage Servicing - Schedule of Activity Related to MSRs - Fair Value Measurement Method (Details) - USD ($)		9 Months Ended			12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Servicing Asset at Fair Value, Amount [Roll Forward]
Beginning balance		$ 93,901,000		$ 116,029,000	$ 116,029,000
Amount recognized in connection with the Homeward Acquisition					39,800,000		$ 74,800,000		$ 2,900,000
Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions		9,900,000		1,200,000
Sales				0
Changes in fair value:
Ending balance		787,344,000			93,901,000		116,029,000
Conventional [Member]
Servicing Asset at Fair Value, Amount [Roll Forward]
Beginning balance		93,901,000		116,029,000	116,029,000		85,213,000		0
Servicing Assets at Fair Value, Additions Recognized from Mortgage Sales					0		0		2,908,000
Fair value election - transfer from MSRs carried at amortized cost		787,142,000
Cumulative effect of fair value election		52,015,000
Asset at Fair Value, Changes in Fair Value Resulting from Changes in Assumptions	[1]				(15,028,000)		44,199,000		30,000
Sales		(71,318,000)
Servicing transfers and adjustments		(1,139,000)
Changes in fair value:
Changes in valuation inputs or other assumptions	[2]	9,439,000
Realization of expected future cash flows and other changes		(82,696,000)	[2]		(7,100,000)	[1]	(13,383,000)	[1]	0	[1]
Ending balance		787,344,000			93,901,000		116,029,000		85,213,000
Fair Value Agency Mortgage Servicing Rights [Member] | Conventional [Member]
Servicing Asset at Fair Value, Amount [Roll Forward]
Beginning balance		93,901,000		116,029,000	116,029,000
Fair value election - transfer from MSRs carried at amortized cost		0		0
Cumulative effect of fair value election		0		0
Sales		(70,084,000)		0
Servicing transfers and adjustments		0		(934,000)
Changes in fair value:
Changes in valuation inputs or other assumptions	[2]	(2,592,000)		(12,217,000)
Realization of expected future cash flows and other changes	[2]	(6,808,000)		(930,000)
Ending balance		14,417,000		$ 101,948,000	93,901,000		116,029,000
Fair Value Non-Agency Mortgage Servicing Rights [Member] | Conventional [Member]
Servicing Asset at Fair Value, Amount [Roll Forward]
Beginning balance		0
Fair value election - transfer from MSRs carried at amortized cost		787,142,000
Cumulative effect of fair value election		52,015,000
Sales		(1,234,000)
Servicing transfers and adjustments		(1,139,000)
Changes in fair value:
Changes in valuation inputs or other assumptions	[2]	12,031,000
Realization of expected future cash flows and other changes	[2]	(75,888,000)
Ending balance		$ 772,927,000			0
Homeward [Member] | Conventional [Member]
Servicing Asset at Fair Value, Amount [Roll Forward]
Amount recognized in connection with the Homeward Acquisition					$ 0		$ 0		$ 82,275,000

[1]	Changes in fair value are recognized in Servicing and origination expense in the Consolidated Statements of Operations.
[2]	Changes in fair value are recognized in Servicing and origination expense in the Unaudited Consolidated Statements of Operations.